Principal Accounting Policies - Additional Information (Detail)			12 Months Ended
	Jun. 06, 2017 $ / shares shares	Nov. 24, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) Segment shares	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Nov. 24, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Significant Accounting Policies [Line Items]
Accumulated deficit			¥ (3,015,968,137)		¥ (2,897,802,287)		$ (463,545,816)
Net loss			(112,092,907)	$ (17,228,364)	(667,089,945)	¥ (354,181,969)
Current liabilities exceeded total assets			496,300,000				76,300,000
Notes due date		2018
Funds raised for the development of CrossFire new mobile game			57,499,910		57,499,910		8,837,574
Cash equivalents, bank deposits | $							21,000,000	$ 4,200,000
Cash and cash equivalents			142,624,020		38,878,076	49,010,541	21,920,911	$ 5,975,455				¥ 181,482,300
Allowance for doubtful accounts receivable			47,948	7,369		711,908
Advertising expenses			900,000	100,000	2,500,000	3,200,000
Unrestricted government subsidies from local government			¥ 2,300,000	$ 400,000	1,100,000	¥ 300,000
Exercise price | $ / shares	$ 0.00
Options exercised	6,328,535		1,848,544	1,848,544
Options canceled	10,806,665		3,151,456	3,151,456
Number of operating segment | Segment			1	1
Carrying value of convertible notes			¥ 260,600,000				40,000,000
Fair value of convertible notes			316,000,000				48,600,000
12% Convertible Senior Notes Due 2018
Significant Accounting Policies [Line Items]
Debt Instrument, Principal Amount		¥ 260,068,680									$ 40,050,000
Notes due date		2018
Notes extension		2 years
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
Significant Accounting Policies [Line Items]
Cash and cash equivalents			¥ 5,200,000		¥ 10,000,000		$ 800,000
Red 5 Studios, Inc. ("Red 5")
Significant Accounting Policies [Line Items]
Percentage of shareholding			34.71%				34.71%
Minimum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time			1 day	1 day
Share-based awards vesting period			1 year	1 year
Maximum
Significant Accounting Policies [Line Items]
Premium features with a stated expiration time, range of days, revenue recognized ratably over the period starting from when the feature is first used to the expiration time			180 days	180 days
Perpetual features with no predetermined expiration, period over which revenue is recognized ratably over estimated average lives of the perpetual features			1 year	1 year
Share-based awards vesting period			4 years	4 years
Land use right
Significant Accounting Policies [Line Items]
Intangible Assets, useful life			44 years	44 years
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Significant Accounting Policies [Line Items]
Funds raised for the development of CrossFire new mobile game			¥ 57,500,000				$ 8,800,000		¥ 57,500,000	$ 8,800,000
Additional funds aimed to be raised for the development of CrossFire new mobile game			¥ 100,000,000				$ 15,400,000
Acquired game licenses | Minimum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life			2 years	2 years
Acquired game licenses | Maximum
Significant Accounting Policies [Line Items]
Intangible Assets, useful life			7 years	7 years